SUPPLEMENT DATED JULY 1, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
                 PERSPECTIVE FOCUS FIXED AND VARIABLE ANNUITY(R)
                      JACKSON NATIONAL SEPARATE ACCOUNT - I


THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

On page six of the Fee Table, please notice that the Fund Annual Expenses of the JNL/Alger Growth Fund are now less because of an advisory fee reduction, effective July 1, 2004:


                                                MANAGEMENT
                                                   AND           ESTIMATED      12b-1                     TOTAL FUND
                                              ADMINISTRATIVE    DISTRIBUTION   SERVICE         OTHER        ANNUAL
                                                   FEE         (12B-1) FEES*     FEE**       EXPENSES+     EXPENSES
-------------------------------------------- ----------------- --------------- ----------- -------------- ------------
JNL/Alger Growth Fund                             0.80%             0.07%         0.20%          0%             1.07%

The text of the footnotes that correspond to the asterisks is unchanged.

On page 45 under "HOW TO CANCEL A TRANSACTION," please replace the paragraph with:

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

On page 54 under "DEATH BENEFIT," please replace the first sentence of the first paragraph with the following:

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary).




(To be used with VC5526 Rev. 05/04.)

                                                                     V5848 7/04